Organization and Principal Activities (Details) - shares	Jun. 30, 2023	Oct. 22, 2022	Jul. 29, 2022	Jul. 06, 2022	Jul. 01, 2020
Organization and Principal Activities (Details) [Line Items]
Shares of common stock (in Shares)		15,000,000			50,000,000
Percentage of derivatives	0.30%
Ispire International Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage				100.00%
Aspire North America [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			100.00%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Own percentage	66.50%
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Own percentage	5.00%
Business Acquisition [Member] | Aspire Science [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			100.00%